2. PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Furniture and office equipment, at cost	$ 394,395	$ 385,088
Accumulated depreciation	(358,357)	(328,997)
Furniture and office equipment, net	$ 36,038	$ 56,091